Derivative Instruments - Schedule of Fair Value of the Outstanding Non-Designated Foreign Exchange Contracts (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Derivatives, Fair Value [Line Items]
Total derivatives non-designated as hedging instruments	$ 88	$ 18
Other receivables and prepaid expenses [Member]
Derivatives, Fair Value [Line Items]
Balance sheet	Other receivables and prepaid expenses
Foreign exchange forward and options contracts	$ 88	18
Other payables and accrued expenses [Member]
Derivatives, Fair Value [Line Items]
Balance sheet	Other payables and accrued expenses
Foreign exchange forward and options contracts